Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment	Depreciation and amortization are provided on the straight line method based on the estimated useful lives of the assets as follows:
Leasehold land and buildings	30 – 50 years
Plant and machinery	5 – 15 years
Furniture, fixtures and equipment	4 – 5 years
Motor vehicles	3 – 5 years
Leasehold improvements	Shorter of lease term or 2 – 5 years

Schedule of Disaggregates Product Sales by Business Segment and by Geography

The following table disaggregates product sales by business segment and by geography, which provides information as to the major source of revenue. See Note 16 for additional description of our reportable business segments.

	Year ended March 31, 2023
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,006	$11,163	$12,169
PRC	13,010	14,730	27,740
United Kingdom	2	9,106	9,108
Hong Kong	1,468	5,002	6,470
Europe	131	13,159	13,290
Canada	—	4,699	4,699
Others	—	3,861	3,861
Total net sales	$15,617	$61,720	$77,337
	Year ended March 31, 2024
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,083	$6,842	$7,925
PRC	8,202	13,919	22,121
United Kingdom	12	11,973	11,985
Hong Kong	3,031	5,194	8,225
Europe	53	9,963	10,016
Canada	—	2,988	2,988
Others	11	6,097	6,108
Total net sales	$12,392	$56,976	$69,368
	Year ended March 31, 2025
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$967	$5,114	$6,081
PRC	9,279	13,169	22,448
United Kingdom	24	10,893	10,917
Hong Kong	883	6,025	6,908
Europe	44	12,502	12,546
Canada	—	3,882	3,882
Others	9	4,819	4,828
Total net sales	$11,206	$56,404	$67,610

Schedule of Accounts Receivable, Net

Accounts receivable, net, as of March 31, 2024 and 2025 consisted of the following:

	March 31,
	2024	2025

Accounts receivable	$12,084	$9,938
Less: Allowance for credit losses	(98)	(24)
Accounts receivable, net	$11,986	$9,914

Schedule of Allowance for Credit Losses

The movement of allowance for credit losses for the years ended March 31, 2023, 2024 and 2025 was as follows:

Allowance for credit losses	Year ended March 31,
	2023	2024	2025
Balance at beginning of the year	$268	$39	$98
(Reversal of) provision for credit losses, net	(229)	76	(67)
Written off	—	(17)	(7)
	$39	$98	$24

Schedule of Basic Net Income Per Share and Diluted Net Income Per Share

Basic net income per share and diluted net income per share calculated in accordance with ASC No. 260, “Earnings Per Share”, are reconciled as follows (shares in thousands):

	Year ended March 31,
	2023	2024	2025
Net income attributable to Deswell Industries, Inc.	$2,059	$7,709	$11,138
Basic weighted average common shares outstanding	15,935	15,935	15,935
Basic net income per share	$0.13	$0.48	$0.70
	Year ended March 31,
	2023	2024	2025
Basic weighted average common shares outstanding	15,935	15,935	15,935
Effect of dilutive securities – Options	137	64	18
Diluted weighted average common and potential common shares outstanding	16,072	15,999	15,953
Diluted net income per share	$0.13	$0.48	$0.70